UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment [ ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Vista Capital Partners, Inc.
      9755 S.W. Barnes Road, Suite 595
      Portland, OR   97225


Form 13F File Number:  28-14437

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: John Convery
Title: Chief Compliance Officer
Phone: 503-772-9500

Signature, Place, and Date of Signing:

  John Convery               Portland, OR             January 7, 2013
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     none
                                                  -----------------------

Form 13F Information Table Entry Total:               37
                                                  -----------------------

Form 13F Information Table Value Total:           230388 (x1000)
                                                  -----------------------


List of Other Included Managers:





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                            Vista Capital Partners, Inc.
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
Analog Devices Inc                 COM       032654105       809     19224                  Sole                19224
Apple Inc                          COM       037833100       246       463                  Sole                  463
Berkshire Hathaway Cl B            CLASS B   084670108       255      2840                  Sole                 2840
Spdr Index Shs fds DJ Intl RL ETF  ETF       78463x863       378      9142                  Sole                 9142
Energizer Hldgs Inc                COM       29266r108       206      2570                  Sole                 2570
Exxon Mobil                        COM       30231G102       379      4384                  Sole                 4384
Intel Corp                         COM       458140100      1080     52356                  Sole                52356
International Business Machs       COM       459200101       469      2448                  Sole                 2448
iShares Barclays 3-7 Yr TSY Bo     ETF       464288661      2803     22751                  Sole                22751
iShares Barclays Agg. Bond Ind     ETF       464287226       350      3147                  Sole                 3147
iShares Barclays TIP Bond Fund     ETF       464287176      2517     20730                  Sole                20730
iShares MSCI EAFE Index Fund       ETF       464287465       516      9083                  Sole                 9083
iShares Russell 1000 Growth In     ETF       464287614       395      6030                  Sole                 6030
iShares Russell 1000 Value Ind     ETF       464287598       289      3965                  Sole                 3965
iShares Russell Microcap Index     ETF       464288869       326      6230                  Sole                 6230
McDonalds Corp                     COM       580135101       414      4693                  Sole                 4693
Microsoft Corp                     COM       594918104       376     14083                  Sole                14083
Northwest Natural Gas Co           COM       667655104       311      7027                  Sole                 7027
Pepsico Inc                        COM       713448108       615      8984                  Sole                 8984
Portland Gen Elec Co               COM NEW   736508847       210      7667                  Sole                 7667
Schwab Strategic Tr Emrg Mkteq     ETF       808524706       243      9195                  Sole                 9195
Schwab Strategic Tr Intrm Trm Tres ETF       808524854      3862     71412                  Sole                71412
Schwab Strategic Tr Intl Eqty      ETF       808524805       506     18668                  Sole                18668
Schwab Strategic Tr US Lcap Va     ETF       808524409       212      6653                  Sole                 6653
Schwab Strategic Tr US Sml Cap     ETF       808524607       273      7162                  Sole                 7162
Schwab Strategic Tr US TIPS        ETF       808524870      1401     24031                  Sole                24031
Starbucks                          COM       855244109       620     11566                  Sole                11566
Sunpower Corp                      COM       867652406       195     34656                  Sole                34656
United Parcel Service Inc          CLASS B   911312106       242      3276                  Sole                 3276
Vanguard Intl Equ Inex F MSCI Emer ETF       922042858       205      4603                  Sole                 4603
Vanguard Index Fds Growth ETF      ETF       922908736     43767    614880                  Sole               614880
Vanguard Intl Equ Idx F Glb EX US  ETF       922042676     10513    191047                  Sole               191047
Vanguard Index Fds REIT Etf        ETF       922908553     25527    387951                  Sole               387951
Vanguard Index Fds Small Cap       ETF       922908751     32786    405264                  Sole               405264
Vanguard Index Fds Stk Mrk ETF     ETF       922908769     18377    250777                  Sole               250777
Vanguard Index Fds Value ETF       ETF       922908744     78488   1334832                  Sole              1334832
Yum Brands Inc                     COM       988498101       229      3456                  Sole                 3456


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